Recovery of Erroneously Awarded Compensation - Restatement Determination Date [Axis]: 2023-10-02	12 Months Ended
Jun. 30, 2025
Erroneously Awarded Compensation Recovery [Table]
Restatement Determination Date	Oct. 02, 2023
Erroneous Compensation Analysis [Text Block]	We adopted the Intelligent Bio Solutions, Inc. Dodd-Frank Restatement Recoupment Policy effective as of October 2, 2023. In the event that we are required to prepare a financial restatement, the Compensation Committee will recoup all erroneously awarded incentive-based compensation calculated on a pre-tax basis received after October 2, 2023, by a person (i) after beginning service as an executive officer, (ii) who served as an executive officer at any time during the performance period for that incentive-based compensation, and (iii) during the three completed fiscal years immediately preceding the date that the Company is required to prepare a restatement, and any transition period (that results from a change in the Company’s fiscal year) of less than nine months within or immediately following those three completed fiscal years. “Clawback” or recoupment policy in our executive compensation program contributes to creating and maintaining a culture that emphasizes integrity and accountability and reinforces the performance-based principles underlying our executive compensation program.
Forgone Recovery, Individual Name	Dodd-Frank